Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
3.	Related party transactions:

The ultimate beneficial owners of Seaspan Management Services Limited (the Manager) also directly and indirectly own common shares, or common shares and preferred shares, of the Company. The Manager and its subsidiaries also have certain officers and directors in common with the Company.

The Company has entered into Management Agreements with the Manager for the provision of certain technical, strategic and administrative services for fees:

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Technical Services—The Manager is responsible for providing ship operating services to the Company in exchange for a fixed fee per day per vessel as described below. The technical services fee does not include certain extraordinary items, as defined in the Management Agreements.

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Administrative and Strategic Services—The Manager provides administrative and strategic services to the Company for the management of the business for a fixed fee of $72,000 per year. The Company will also reimburse all reasonable expenses incurred by the Manager in providing these services to the Company. In connection with entering into the agreement to provide the Company with strategic services, the Company issued 100 incentive shares to the Manager (note 11).

We acquired the Manager in January 2012 (note 17(c)).

The following are technical service fees under the Management Agreements as at December 31, 2011:

Vessel class (TEU)	Number of vessels	Weighted-average technical services fee (in US dollars, per vessel per day)
2500	10	$5,132
3500	2	5,242
4250	24	5,465
4500	5	6,916
4800	4	50	*
5100	4	6,482
8500	10	7,268
9600	2	7,406
13100	8	8,545

*	Prior to the amendment, the Company was paying $7,848 per vessel per day while the vessel was being time chartered (note 4).

The Company incurred the following costs under the Management Agreements:

For the year ended December 31,	2011	2010	2009
Costs incurred under the Management Agreements
Technical services	$135,381	$108,046	$81,844
Dry-dock activities included in technical services	5,855	4,673	3,575
Administrative and strategic services	72	72	72
Reimbursed expenses	4,074	3,087	2,458
Construction supervision	2,056	1,864	3,106
Costs incurred with the Manager and parties related thereto
Consulting services	84	192	240
Arrangement fee	1,832	1,500	—
Technical service fees advance	2,947	—	—
Transaction fee	369	—	—